Item 1. Schedule of Investments:

--------------------------------

Putnam Floating Rate Income Fund
The fund's portfolio
May 31, 2005 (Unaudited)
Senior loans (90.8%) (a)(c)
Principal amount		Value
Advertising and Marketing Services (0.9%)
$1,500,000	Adams Outdoor Advertising, LP bank term loan FRN Ser. B, 5.15s, 2012	$1,512,188
498,750	Lamar Media Corp. bank term loan FRN Ser. D, 5.062s, 2010	503,582
		2,015,770
Aerospace and Defense (3.0%)
625,000	Avio Holding SpA bank term loan FRN Ser. B, 5.403s, 2011 (Italy)	624,500
625,000	Avio Holding SpA bank term loan FRN Ser. C, 5.903s, 2012 (Italy)	626,063
1,600,000	Hexcel Corp. bank term loan FRN Ser. B, 5.239s, 2012	1,603,501
902,500	K&F Industries bank term loan FRN Ser. B, 5.616s, 2012	909,645
1,200,000	Titan Corp. (The) bank term loan FRN Ser. B, 5.737s, 2009	1,204,000
989,517	Transdigm, Inc. bank term loan FRN Ser. C, 5.3s, 2010	998,794
976,962	United Defense Industries, Inc. bank term loan FRN Ser. B, 5.08s, 2009	976,962
		6,943,465
Automotive (1.8%)
997,500	Affinia Group, Inc. bank term loan FRN Ser. B, 5.44s, 2011	980,044
413,997	Hayes Lemmerz International, Inc. bank term loan FRN 6.493s, 2009	413,997
500,000	IAP Worldwide Services, Inc. bank term loan FRN 5.938s, 2011	499,375
872,143	Tenneco Automotive, Inc. bank term loan FRN Ser. B, 5.54s, 2012	874,323
383,117	Tenneco Automotive, Inc. bank term loan FRN Ser. B1, 5.331s, 2012	384,075
997,500	TRW Automotive, Inc. bank term loan FRN Ser. E, 4.938s, 2010	997,500
		4,149,314
Basic Materials (9.3%)
129,335	Celanese AG bank term loan FRN Ser. DD, 5.064s, 2011 (Germany) (U)	130,197
1,544,604	Celanese Corp. bank term loan FRN Ser. B, 5 5/8s, 2011	1,565,842
1,000,000	Cognis Holding GMBH & Co. bank term loan FRN Ser. C, 5.94s, 2013 (Germany)	1,007,667
460,262	Compass Minerals Group, Inc. bank term loan FRN Ser. B, 5.595s, 2009	464,864
748,125	Contech Construction Products bank term loan FRN Ser. B, 5.633s, 2010	755,606
691,325	Graphic Packaging Corp. bank term loan FRN Ser. C, 5.506s, 2010	697,374
1,694,477	Hercules, Inc. bank term loan FRN Ser. B, 4.872s, 2010	1,709,834
750,000	Huntsman Corp. bank term loan FRN Ser. B, 6.12s, 2010	759,610
902,268	Huntsman ICI Chemicals, Inc. bank term loan FRN Ser. B, 5 3/8s, 2010	916,178
497,738	Innophos, Inc. bank term loan FRN 5.361s, 2010	497,116
1,133,234	Koch Cellulose, LLC bank term loan FRN Ser. B, 5.09s, 2011	1,143,150
288,582	Koch Cellulose, LLC bank term loan FRN Ser. C, 4.6s, 2011	291,107
1,000,000	Mosaic Co. (The) bank term loan FRN Ser. B, 4.768s, 2012	1,004,167
1,669,214	Nalco Co. bank term loan FRN Ser. B, 5.027s, 2010	1,683,224
1,500,000	New Page bank term loan FRN Ser. B, 6.379s, 2011	1,507,500
536,483	Novelis, Inc. bank term loan FRN 4.96s, 2012 (Canada)	540,134
931,786	Novelis, Inc. bank term loan FRN Ser. B, 4.96s, 2012 (Canada)	938,128
1,700,000	PQ Corp. bank term loan FRN Ser. B, 5 1/8s, 2012	1,702,125
1,500,000	Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 5.43s, 2012	1,505,625
633,925	SGL Carbon AG bank term loan FRN 5.991s, 2009 (Germany)	645,018
96,102	Smurfit-Stone Container Corp. bank term loan FRN 2.77s, 2010	97,063
917,576	Smurfit-Stone Container Corp. bank term loan FRN Ser. B, 4.854s, 2011	927,039
282,331	Smurfit-Stone Container Corp. bank term loan FRN Ser. C, 5s, 2011	285,243
993,712	St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.093s, 2009	1,003,649
		21,777,460
Beverage (0.7%)
1,595,446	Constellation Brands, Inc. bank term loan FRN Ser. B, 4.991s, 2011	1,600,099
Broadcasting (3.1%)
1,600,000	DirecTV Holdings, LLC bank term loan FRN Ser. B, 4.59s, 2013	1,601,667
1,697,500	Emmis Communications Corp. bank term loan FRN Ser. B, 4.84s, 2010	1,703,394
1,397,500	Gray Television, Inc. bank term loan FRN Ser. B, 4.84s, 2010	1,410,892
1,000,000	Susquehanna Media Corp. bank term loan FRN Ser. B, 5.21s, 2012	1,008,750
1,600,000	Young Broadcasting, Inc. bank term loan FRN Ser. B, 5.638s, 2012	1,607,333
		7,332,036
Building Materials (2.5%)
1,600,000	Custom Building Products bank term loan FRN Ser. B, 5.37s, 2011	1,604,000
799,319	Masonite International Corp. bank term loan FRN Ser. B, 5.209s, 2013 (Canada)	797,446
800,681	Masonite International Corp. bank term loan FRN Ser. B, 5.209s, 2013 (Canada)	798,804
967,500	NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.415s, 2010	972,942
1,590,992	Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.34s, 2011	1,596,163
		5,769,355
Cable Television (1.6%)
495,006	Charter PLC bank term loan FRN Ser. B, 6.44s, 2011 (United Kingdom)	491,350
746,222	Insight Midwest, LP/Insight Capital, Inc. bank term loan FRN 5 3/4s, 2009	753,031
997,500	Mediacom Communications Corp. bank term loan FRN Ser. B, 5.261s, 2012	1,001,241
750,000	Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 7 3/4s, 2010	732,188
743,581	Sun Media Corp. bank term loan FRN Ser. B, 5.19s, 2009 (Canada)	748,538
		3,726,348
Capital Goods (0.5%)
1,048,520	Mueller Group, Inc. bank term loan FRN 5.779s, 2011	1,057,694
Commercial and Consumer Services (2.0%)
990,000	Alliance Laundry Systems Corp. bank term loan FRN Ser. B, 5.34s, 2012	994,125
992,500	Buhrmann US, Inc. bank term loan FRN Ser. C-1, 5.341s, 2010	1,003,045
795,897	Coinmach Corp. bank term loan FRN Ser. B, 6 1/8s, 2009	805,349
410,815	Corrections Corporation of America bank term loan FRN Ser. E, 4.909s, 2008	411,842
1,000,000	IESI Corp. bank term loan FRN Ser. B, 5.176s, 2011	1,005,000
500,000	Reddy Ice Holdings, Inc. bank term loan FRN Ser. B, 4.87s, 2012	502,188
		4,721,549
Communication Services (7.0%)
1,391,452	Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B, 5.462s, 2011	1,400,342
495,000	Consolidated Communications Holdings bank term loan FRN Ser. C, 5.663s, 2012	497,475
750,000	Consolidated Communications Holdings bank term loan FRN Ser. D, 5.064s, 2011	753,750
1,500,000	Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.173s, 2012	1,506,750
1,000,000	Hawaiian Telecom Communications bank term loan FRN Ser. B, 7 1/4s, 2012	1,008,750
997,500	Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 4.843s, 2011 (Bermuda)	1,002,238
950,000	Iowa Telecommunications Service bank term loan FRN Ser. B, 5.084s, 2011	956,334
1,742,470	PanAmSat Corp. bank term loan FRN Ser. B1, 5.31s, 2010	1,759,560
1,000,000	Qwest Communications International, Inc. bank term loan FRN Ser. A, 7.39s, 2007	1,026,563
1,488,703	SBA Senior Finance, Inc. bank term loan FRN 6.017s, 2008	1,498,007
1,000,000	Stratos Global Corp. bank term loan FRN Ser. B, 5.343s, 2010 (Canada)	1,007,500
1,749,377	Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.059s, 2012	1,736,257
1,274,000	Valor Telecommunications Enterprises, LLC/Finance Corp. bank term loan FRN Ser. B, 5.075s, 2012	1,280,370
992,500	Western Wireless Corp. bank term loan FRN Ser. B, 6.113s, 2011	994,981
		16,428,877
Consumer (0.5%)
1,262,500	Jostens IH Corp. bank term loan FRN Ser. C, 5.19s, 2010	1,269,602
Consumer Goods (1.8%)
1,000,000	Burt's Bees, Inc. bank term loan FRN Ser. B, 5.9s, 2011	1,008,750
250,000	Culligan Finance Corp. BV bank term loan FRN Ser. B, 5.59s, 2011 (Netherlands)	251,667
996,241	Prestige Brands, Inc. bank term loan FRN Ser. B, 5.385s, 2011	1,005,373
134,932	Prestige Brands, Inc. bank term loan FRN Ser. B-1, 5.194s, 2011	136,169
1,700,000	Spectrum Brands, Inc. bank term loan FRN Ser. B, 5.144s, 2013	1,706,375
		4,108,334
Consumer Services (0.3%)
151,176	Itron, Inc. bank term loan FRN 5.014s, 2010	151,365
413,361	United Rentals, Inc. bank term loan FRN 5.31s, 2011	418,399
83,507	United Rentals, Inc. bank term loan FRN Ser. B, 5.22s, 2011	84,603
		654,367
Containers (0.9%)
798,625	Graham Corp. bank term loan FRN Ser. B, 5.635s, 2011	804,814
508,190	Owens-Illinois, Inc. bank term loan FRN Ser. B, 5.87s, 2008	515,432
866,405	Owens-Illinois, Inc. bank term loan FRN Ser. C1, 5.85s, 2008	876,152
		2,196,398
Energy (4.5%)
1,142,500	Belden and Blake Corp. bank term loan FRN 5.758s, 2011	1,142,500
500,000	Dresser, Inc. bank term loan FRN 6.91s, 2010	508,750
1,380,357	Dresser-Rand Group, Inc. bank term loan FRN Ser. B, 5.368s, 2011	1,393,470
819,149	Foundation PA Coal Corp. bank term loan FRN Ser. B, 5.029s, 2011	829,388
1,600,000	Kerr-McGee Corp. bank term loan FRN Ser. B, 5.62s, 2011	1,618,000
596,389	Magellan Midstream Holdings bank term loan FRN Ser. B, 5.09s, 2011	599,371
994,444	Peabody Energy Corp. bank term loan FRN Ser. A, 4.024s, 2010	993,823
279,583	Pride International, Inc. bank term loan FRN Ser. B, 4.84s, 2011	282,845
1,700,000	Universal Compression, Inc. bank term loan FRN Ser. B, 4.85s, 2012	1,719,125
1,513,342	Vulcan Energy Corp. bank term loan FRN Ser. B, 5.081s, 2010	1,530,368
		10,617,640
Entertainment (2.9%)
1,200,000	Cinemark, Inc. bank term loan FRN Ser. C, 5.179s, 2011	1,212,750
1,200,000	Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 5.414s, 2011	1,213,500
1,400,000	MGM Studios, Inc. bank term loan FRN Ser. B, 5.38s, 2011	1,400,218
1,392,500	Six Flags, Inc. bank term loan FRN Ser. B, 5.89s, 2009	1,397,722
1,596,875	Universal City Development bank term loan FRN Ser. B, 5.222s, 2011	1,604,859
		6,829,049
Financial (2.8%)
953,739	Crescent Real Estate Equities, LP bank term loan FRN 5.331s, 2007 (R)	959,700
1,480,000	Fidelity National Information Solutions bank term loan FRN Ser. B, 4.84s, 2013	1,468,715
300,000	General Growth Properties, Inc. bank term loan FRN Ser. A, 5.34s, 2007 (R)	301,125
1,447,309	General Growth Properties, Inc. bank term loan FRN Ser. B, 5.34s, 2008 (R)	1,455,300
1,081,543	Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 5 3/8s, 2011	1,091,006
1,200,000	Maguire Properties, Inc. bank term loan FRN Ser. B, 4.84s, 2010 (R)	1,206,000
		6,481,846
Food (2.1%)
1,000,000	Del Monte Foods Co. bank term loan FRN Ser. B, 4.69s, 2012	1,006,250
1,000,000	Doane Pet Care Co. bank term loan FRN Ser. B, 7.414s, 2009	1,017,500
1,682,500	Dole Food Co., Inc. bank term loan FRN Ser. B, 5.437s, 2012	1,687,408
1,243,734	Pinnacle Foods Holding Corp. bank term loan FRN 6.349s, 2010	1,245,289
		4,956,447
Gaming & Lottery (4.3%)
1,797,000	Borgata Resorts bank term loan FRN Ser. B, 4.986s, 2011	1,806,734
992,500	Boyd Gaming Corp. bank term loan FRN Ser. B, 4.829s, 2010	999,117
1,700,000	Penn National Gaming, Inc. bank term loan FRN Ser. B, 5.12s, 2012	1,707,970
570,000	Pinnacle Entertainment, Inc. bank term loan FRN Ser. B, 6.07s, 2010	577,838
1,673,228	Resorts International Hotel and Casino, Inc. bank term loan FRN 5.56s, 2012	1,681,594
775,000	Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 5.59s, 2012	783,234
775,000	Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012 (U)	783,234
1,326,496	Venetian Casino Resort, LLC bank term loan FRN Ser. B, 4.81s, 2011	1,332,575
273,504	Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 4.314s, 2011 (U)	274,530
		9,946,826
Health Care (10.3%)
500,000	Advanced Medical Optics, Inc. bank term loan FRN Ser. D, 4.564s, 2009 (U)	502,500
1,551,219	Alderwoods Group, Inc. bank term loan FRN 5.276s, 2009 (Canada) (U)	1,566,731
997,468	Beverly Enterprises, Inc. bank term loan FRN 5.649s, 2008	999,962
1,643,997	Community Health Systems, Inc. bank term loan FRN Ser. B, 4.64s, 2011	1,657,355
947,368	Express Scripts, Inc. bank term loan FRN Ser. A, 4.268s, 2010	949,737
249,370	Express Scripts, Inc. bank term loan FRN Ser. B, 4.768s, 2010	251,241
992,500	Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.593s, 2011	997,876
1,750,000	HCA, Inc. bank term loan FRN 4.07s, 2009	1,736,875
1,200,000	Healthsouth Corp. bank term loan FRN 5.59s, 2010	1,198,876
323,810	Healthsouth Corp. bank term loan FRN 2.87s, 2010	323,506
1,293,744	IASIS Healthcare Corp. bank term loan FRN Ser. B, 5.37s, 2011	1,305,333
1,085,614	Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.85s, 2011	1,090,363
1,732,500	LifePoint, Inc. bank term loan FRN Ser. B, 4.715s, 2012	1,733,042
360,360	Magellan Health Services, Inc. bank term loan FRN 2 3/4s, 2008	364,865
572,072	Magellan Health Services, Inc. bank term loan FRN Ser. B, 5.26s, 2008	579,223
1,496,875	PacifiCare Health Systems, Inc. bank term loan FRN Ser. B, 4.537s, 2010	1,499,495
1,267,171	Stewart Enterprises, Inc. bank term loan FRN Ser. B, 4.64s, 2011	1,271,923
989,314	Triad Hospitals, Inc. bank term loan FRN Ser. B, 5.32s, 2008	996,734
1,000,000	Vanguard Health Systems bank term loan FRN Ser. B, 6.34s, 2011	1,010,833
1,600,000	Veterinary Centers of America bank term loan FRN Ser. B, 4 3/4s, 2011	1,600,000
1,206,293	VWR International, Inc. bank term loan FRN Ser. B, 5.65s, 2011	1,211,119
682,388	Warner Chilcott Corp. bank term loan FRN Ser. B, 5.901s, 2012	683,070
27,603	Warner Chilcott Corp. bank term loan FRN Ser. B, 5.901s, 2012 (U)	27,616
274,969	Warner Chilcott Corp. bank term loan FRN Ser. C, 5.84s, 2012	275,244
127,028	Warner Chilcott Corp. bank term loan FRN Ser. D, 5.84s, 2012	127,155
138,013	Warner Chilcott Corp. bank term loan FRN Ser. DD, 5.314s, 2012 (U)	137,875
		24,098,549
Homebuilding (1.0%)
1,350,000	Landsource, Inc. bank term loan FRN Ser. B, 5 5/8s, 2010	1,351,688
1,000,000	Southedge bank term loan FRN Ser. C, 4.688s, 2009	1,006,875
		2,358,563
Household Furniture and Appliances (0.6%)
1,325,664	Sealy Mattress Co. bank term loan FRN Ser. D, 5.001s, 2012	1,326,768
Machinery (2.0%)
1,785,550	AGCO Corp. bank term loan FRN 4.824s, 2008	1,798,941
1,600,000	Ashtead Group PLC bank term loan FRN Ser. B, 5.563s, 2009 (United Kingdom)	1,609,333
684,837	Terex Corp. bank term loan FRN Ser. B, 4.89s, 2009	690,259
600,000	Terex Corp. bank term loan FRN Ser. C, 5.39s, 2009	605,250
		4,703,783
Manufacturing (4.7%)
727,196	Amsted Industries, Inc. bank term loan FRN 5.909s, 2010	732,044
1,200,000	Bucyrus International, Inc. bank term loan FRN Ser. B, 5.07s, 2010	1,200,000
1,652,860	Communications & Power, Inc. bank term loan FRN 5 3/8s, 2010	1,665,946
1,246,859	Enersys Capital, Inc. bank term loan FRN Ser. B, 5.245s, 2011	1,262,445
634,428	Flowserve Corp. bank term loan FRN Ser. C, 5.835s, 2009	642,359
997,500	Goodman Global Holdings bank term loan FRN Ser. B, 5 1/2s, 2011	1,001,241
982,708	Invensys PLC bank term loan FRN Ser. B-1, 6.881s, 2009 (United Kingdom)	994,991
967,500	Polypore, Inc. bank term loan FRN 5.35s, 2011	977,175
1,500,000	Rexnord Corp. bank term loan FRN Ser. B, 7s, 2009	1,503,750
986,467	Roper Industries, Inc. bank term loan FRN Ser. A, 4 1/4s, 2009	987,700
		10,967,651
Media (1.8%)
203,219	Affinity Group Holdings bank term loan FRN Ser. B1, 6.184s, 2009	204,574
508,048	Affinity Group Holdings bank term loan FRN Ser. B2, 6.12s, 2009	511,435
547,913	Freedom Communications, Inc. bank term loan FRN Ser. B, 6 1/2s, 2012	547,776
1,243,974	Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.843s, 2010	1,249,083
1,587,808	Warner Music Group bank term loan FRN Ser. B, 4.927s, 2011	1,588,138
		4,101,006
Publishing (3.8%)
997,403	American Media Operations bank term loan FRN Ser. C, 5 7/8s, 2007	1,008,000
822,409	Dex Media East, LLC/Dex Media East Finance Co. bank term loan FRN Ser. B, 4.873s, 2009	827,420
882,542	Dex Media West, LLC/Dex Media West Finance Co. bank term loan FRN Ser. B, 4.778s, 2010	887,445
1,500,000	Journal Register Co. bank term loan FRN Ser. B, 4.661s, 2012	1,505,157
746,743	R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 4.857s, 2009	750,010
735,906	R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 4.802s, 2011	740,003
1,500,000	Raycom Media, Inc. bank term loan FRN Ser. B, 5 1/8s, 2012	1,503,750
800,000	TransWestern Publishing/TWP Cap bank term loan FRN 4.563s, 2011	800,750
941,505	TransWestern Publishing/TWP Cap bank term loan FRN Ser. B, 5.464s, 2011	942,388
		8,964,923
Restaurants (1.1%)
1,552,200	Domino's, Inc. bank term loan FRN 4 7/8s, 2010	1,569,015
994,962	Jack-in-the-Box, Inc. bank term loan FRN 4.849s, 2008	1,001,803
		2,570,818
Retail (2.7%)
1,678,046	Boise Cascade Corp. bank term loan FRN Ser. D, 4.969s, 2011	1,692,263
604,592	Couche-Tard US/Finance bank term loan FRN 4 7/8s, 2010	607,993
1,491,244	Jean Coutu Group PJC, Inc. bank term loan FRN Ser. B, 5.5s, 2011	1,502,161
1,500,000	Movie Gallery, Inc. bank term loan FRN Ser. B, 6.14s, 2011	1,512,188
1,043,991	Rite Aid Corp. bank term loan FRN 4.825s, 2009	1,047,906
		6,362,511
Technology (3.3%)
1,300,000	AMI Semiconductor, Inc. bank term loan FRN Ser. B, 4.581s, 2012	1,304,875
500,000	Hayes Corp. bank term loan FRN Ser. C, 8.883s, 2010	488,750
497,500	Iron Mountain, Inc. bank term loan FRN 4.903s, 2011	499,573
495,000	Iron Mountain, Inc. bank term loan FRN Ser. C, 4.688s, 2011	496,733
997,500	ON Semiconductor Corp. bank term loan FRN Ser. G, 6 1/8s, 2011	1,005,397
710,656	Seagate Technology Hdd Holdings bank term loan FRN 5 1/8s, 2007 (Cayman Islands)	722,796
284,242	Seagate Technology Hdd Holdings bank term loan FRN Ser. B, 5 1/8s, 2007 (Cayman Islands)	289,098
1,650,000	UGS Corp. bank term loan FRN Ser. C, 5.09s, 2012	1,680,937
1,250,000	Xerox Corp. bank term loan FRN 4.82s, 2008	1,258,854
		7,747,013
Tire & Rubber (1.0%)
382,375	Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 5 1/8s, 2012	383,012
615,125	Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 5 1/8s, 2012	616,150
1,400,000	Goodyear Tire & Rubber Co. (The) bank term loan FRN 5.89s, 2010	1,394,166
		2,393,328
Transportation (1.3%)
1,498,125	Kansas City Southern Railway Co. bank term loan FRN Ser. B, 4.81s, 2008	1,507,863
1,423,846	Rail America, Inc. bank term loan FRN Ser. B, 5.313s, 2011	1,444,017
168,314	Rail America, Inc. bank term loan FRN Ser. B, 5.313s, 2011	170,699
		3,122,579
Utilities & Power (4.1%)
536,307	Allegheny Advance, Inc. bank term loan FRN 5.69s, 2011	540,888
750,000	Aquilla, Inc. bank term loan FRN Ser. B, 8.79s, 2009	776,250
1,234,450	Dynegy, Inc. bank term loan FRN Ser. B, 7.09s, 2010	1,237,536
608,096	El Paso Corp. bank term loan FRN Ser. B, 5 7/8s, 2009	610,207
767,000	El Paso Corp. bank term loan FRN Ser. C, 5.62s, 2009	768,065
233,444	Midwest Generation, LLC bank term loan FRN 5.289s, 2011 (U)	235,837
373,750	Northwestern Corp. bank term loan FRN Ser. B, 4.84s, 2011	378,422
678,310	NRG Energy, Inc. bank term loan FRN 2.993s, 2011	682,210
869,932	NRG Energy, Inc. bank term loan FRN Ser. B, 5.253s, 2011	874,934
997,500	Regency Gas bank term loan FRN 5.731s, 2010	1,002,488
882,404	Texas Genco Holdings, Inc. bank term loan FRN Ser. B, 5.017s, 2011	888,102
665,385	Texas Genco Holdings, Inc. bank term loan FRN Ser. DD, 5.06s, 2011	669,682
992,462	Williams Cos., Inc. bank term loan FRN Ser. C, 5.59s, 2007	1,001,146
		9,665,767
Waste Management (0.6%)
405,405	Allied Waste Industries, Inc. bank term loan FRN Ser. A, 2.01s, 2012	405,215
1,062,136	Allied Waste Industries, Inc. bank term loan FRN Ser. B, 5.149s, 2012	1,061,546
		1,466,761
	Total Senior loans (cost $213,222,972)	$212,432,496
Corporate bonds and notes (4.8%) (a)
Principal amount		Value
Capital Goods (0.5%)
$135,000	AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013	$134,828
500,000	Constar International, Inc. 144A FRN 6.643s, 2012	472,500
500,000	Mueller Group, Inc. sec. FRN 7.96s, 2011	510,000
		1,117,328
Communication Services (1.0%)
750,000	Airgate PCS, Inc. company guaranty FRN 6.891s, 2011	765,000
250,000	Intelsat Bermuda, Ltd. 144A sr. notes FRN 7.805s, 2012 (Bermuda)	251,188
500,000	Rogers Wireless Communications, Inc. sec. FRN 6.135s, 2010 (Canada)	521,250
750,000	Rural Cellular Corp. sec. FRN 7.51s, 2010	759,375
		2,296,813
Consumer Cyclicals (1.9%)
500,000	Bear Creek Corp. 144A sr. notes FRN 8.33s, 2012	485,000
750,000	FelCor Lodging, LP sr. notes FRN 7.78s, 2011	770,625
500,000	Host Marriott, LP company guaranty Ser. I, 9 1/2s, 2007	532,500
1,000,000	Levi Strauss & Co. 144A sr. notes FRN 7.73s, 2012	927,500
1,000,000	PRIMEDIA, Inc. sr. notes FRN 8.638s, 2010	1,050,000
750,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007	781,875
		4,547,500
Consumer Staples (1.2%)
500,000	CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. notes FRN 7.135s, 2010	492,500
500,000	CSC Holdings, Inc. sr. notes 7 7/8s, 2007	521,875
1,000,000	Echostar DBS Corp. FRN 6.35s, 2008	1,025,000
500,000	Marquee, Inc. 144A sr. notes FRN 7.518s, 2010	522,500
170,000	Universal City Florida Holding Co. sr. notes FRN 7.96s, 2010	176,800
		2,738,675
Technology (0.2%)
500,000	Freescale Semiconductor, Inc. sr. notes FRN 4.891s, 2009	517,500
	Total Corporate bonds and notes (cost $11,295,588)	$11,217,816
Short-term investments (6.6%) (a) (cost $15,473,695)
Principal amount		Value
$15,473,695	Putnam Prime Money Market Fund (e)	$15,473,695
	Total Investments (cost $239,992,255) (b)	$239,124,007

NOTES
(a)	Percentages indicated are based on net assets of $233,903,305.

(b)

The aggregate identified cost on a tax basis is $239,995,408, resulting in gross unrealized appreciation and depreciation of $464,391 and $1,335,792, respectively, or net unrealized depreciation of $871,401.

(c)

Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at May 31, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(R)	Real Estate Investment Trust.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $166,724 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $59,740,956 and $58,702,970, respectively.

(U)

A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements.  The total market value of the unfunded loan commitments at May 31, 2005 was $2,110,231 or 0.9% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at May 31, 2005.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

 Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

 ---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005

Item 1. Schedule of Investments:

--------------------------------

	Putnam Income Opportunities Fund
	The fund's portfolio
	May 31, 2005 (Unaudited)
	Corporate bonds and notes (36.8%) (a)
	Principal amount		Value
	Consumer Cyclicals (0.2%)
	$12,000	General Motors Acceptance Corp. sr. notes Ser. GM, 6.311s, 2007	$11,462
	Financial (4.0%)
EUR	23,000	Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009 (Germany)	31,164
EUR	150,000	Depfa ACS Bank sr. sec. public loan notes 3 1/4s, 2008 (Ireland)	189,264
			220,428
	Government (2.2%)
CHF	40,000	European Investment Bank supranational bank bonds 3 1/2s, 2014 (Supra-Nation)	36,410
EUR	24,000	Norddeutsche Landesbank Girozentrale bonds Ser. 7, 5 3/4s, 2010 (Germany)	34,016
CHF	60,000	Oester Postspark Bawag foreign government guaranty Ser. EMTN, 3 1/4s, 2011 (Austria)	52,760
			123,186
	Other (30.4%)
	$222,235	Core Investment Grade Bond Turst I pass-through certificates 4.637s, 2007	222,379
	495,000	Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009	496,547
	235,000	Dow Jones CDX HY 144A pass-through certificates Ser. 3-2, 6 3/8s, 2009	236,469
	495,000	Dow Jones CDX HY 144A pass-through certificates Ser. 3-3, 8s, 2009	496,856
	50,000	Dow Jones CDX HY 144A pass-through certificates Ser. 3-4, 10 1/2s, 2009	48,500
EUR	150,000	iBond Securities, PLC sec. FRN Ser. 4C, 2.486s, 2009 (Ireland)	185,357
			1,686,108
		Total Corporate bonds and notes (cost $2,045,091)	$2,041,184
	Common stocks (26.1%) (a)
	Number of shares		Value
	Basic Materials (0.7%)
	157	Dow Chemical Co. (The)	$7,111
	156	Eastman Chemical Co.	9,170
	74	Plum Creek Timber Company, Inc. (R)	2,594
	135	PPG Industries, Inc.	8,828
	53	Rayonier, Inc. (R)	2,782
	157	Southern Peru Copper Corp.	7,294
			37,779
	Capital Goods (1.2%)
	171	Applied Industrial Technologies, Inc.	5,205
	100	Autoliv, Inc. (Sweden)	4,641
	155	Boeing Co. (The)	9,905
	100	Compx International, Inc.	1,445
	83	Cummins, Inc.	5,640
	141	Emerson Electric Co.	9,372
	59	Herman Miller, Inc.	1,717
	269	Kimball International, Inc. Class B	3,309
	65	Mueller Industries, Inc.	1,755
	122	Nordson Corp.	3,793
	160	Rockwell Automation, Inc.	8,219
	673	Standard Register Co. (The)	9,530
	327	USEC, Inc.	4,464
			68,995
	Communication Services (0.5%)
	411	AT&T Corp.	7,723
	628	Citizens Communications Co.	8,566
	52	Sprint Corp. (FON Group)	1,232
	311	Verizon Communications, Inc.	11,003
			28,524
	Conglomerates (0.5%)
	136	3M Co.	10,424
	324	General Electric Co.	11,820
	46	Harsco Corp.	2,669
			24,913
	Consumer Cyclicals (2.0%)
	88	Abercrombie & Fitch Co. Class A	5,045
	343	American Eagle Outfitters, Inc.	9,707
	169	Ameristar Casinos, Inc.	8,676
	149	Catalina Marketing Corp.	3,576
	140	Cato Corp. (The) Class A	4,040
	251	Cherokee, Inc.	8,865
	108	Dex Media, Inc.	2,378
	68	Federated Department Stores, Inc.	4,587
	33	Harrah's Entertainment, Inc.	2,370
	308	Host Marriott Corp. (R)	5,159
	110	International Game Technology	3,100
	347	Limited Brands, Inc.	7,138
	118	McGraw-Hill Companies, Inc. (The)	5,152
	33	NBTY, Inc. (NON)	734
	137	Nordstrom, Inc.	8,362
	123	Pixar, Inc. (NON)	6,486
	27	Polaris Industries, Inc.	1,417
	72	Pre-Paid Legal Services, Inc.	2,712
	116	Reader's Digest Association, Inc. (The) Class A	1,965
	38	Regal Entertainment Group Class A	756
	159	Sabre Holdings Corp.	3,191
	40	Stanley Works (The)	1,784
	46	Startek, Inc.	642
	387	Time Warner, Inc. (NON)	6,734
	58	Too, Inc. (NON)	1,153
	123	USG Corp. (NON)	5,640
	165	World Wrestling Entertainment, Inc.	1,789
			113,158
	Consumer Staples (1.4%)
	298	Albertson's, Inc.	6,255
	115	Altria Group, Inc.	7,721
	113	Archer Daniels Midland Co.	2,243
	125	BlueLinx Holdings, Inc.	1,520
	132	Clorox Co.	7,710
	35	Ihop Corp.	1,666
	644	Ingles Markets, Inc. Class A	8,140
	109	Kimberly-Clark Corp.	7,012
	131	Labor Ready, Inc. (NON)	2,704
	181	Lance, Inc.	3,200
	54	Loews Corp. - Carolina Group	1,614
	124	McDonald's Corp.	3,837
	50	Nash Finch Co.	1,779
	92	Reynolds American, Inc.	7,628
	110	Sara Lee Corp.	2,232
	115	Supervalu, Inc.	3,767
	534	Vector Group, Ltd.	9,158
			78,186
	Energy (1.1%)
	200	ChevronTexaco Corp.	10,756
	115	ConocoPhillips	12,402
	485	ExxonMobil Corp. (SEG)	27,257
	75	Marathon Oil Corp.	3,637
	68	Sunoco, Inc.	6,975
			61,027
	Financial (13.2%)
	276	Advanta Corp. Class B	6,809
	100	AMB Property Corp. (R)	4,031
	260	American Capital Strategies, Ltd.	9,105
	54	American Financial Group, Inc.	1,751
	62	American Home Mortgage Investment Corp. (R)	2,019
	168	Apartment Investment & Management Co. Class A (R)	6,233
	250	Archstone-Smith Operating Trust (R)	9,205
	97	Ares Capital Corp.	1,638
	71	Avalonbay Communities, Inc. (R)	5,316
	304	Bank of America Corp.	14,081
	79	Bedford Property Investors (R)	1,830
	112	Boston Properties, Inc. (R)	7,482
	100	BRE Properties	3,854
	108	Capital Automotive (R)	3,864
	132	Catellus Development Corp. (R)	3,864
	70	CBL & Associates Properties (R)	5,703
	336	CharterMac	7,291
	179	Citigroup, Inc.	8,433
	54	Commerce Group, Inc.	3,218
	73	Countrywide Financial Corp.	2,713
	258	Cousins Properties, Inc. (R)	7,312
	177	Crescent Real Estate Equities Co. (R)	3,255
	145	Developers Diversified Realty Corp. (R)	6,612
	90	Doral Financial Corp. (Puerto Rico)	1,043
	57	Duke Realty Investments, Inc. (R)	1,760
	294	ECC Capital Corp. (R)	1,767
	72	Entertainment Properties Trust (R)	3,204
	388	Equity Office Properties Trust (R)	12,606
	210	Equity Residential Properties Trust (R)	7,539
	38	Essex Property Trust, Inc. (R)	3,040
	29	Federal Realty Investment Trust (R)	1,601
	171	First American Corp.	6,618
	412	Flagstar Bancorp, Inc.	8,141
	187	General Growth Properties, Inc. (R)	7,280
	70	Harris & Harris Group, Inc. (NON)	899
	135	Highwoods Properties, Inc. (R)	3,715
	444	HRPT Properties Trust (R)	5,253
	242	IndyMac Bancorp, Inc.	9,958
	323	iShares MSCI Pacific ex-Japan Index Fund	29,151
	1,142	iShares Russell 1000 Growth Index Fund	176,953
	342	iShares S&P Latin America 40 Index Fund	29,932
	67	Kilroy Realty Corp. (R)	3,027
	118	Kimco Realty Corp. (R)	6,816
	152	Lexington Corporate Properties Trust (R)	3,501
	151	Liberty Property Trust (R)	6,235
	105	Lincoln National Corp.	4,781
	209	LTC Properties, Inc. (R)	4,142
	71	Macerich Co. (The)	4,475
	108	Mack-Cali Realty Corp. (R)	4,762
	363	MBNA Corp.	7,656
	237	MCG Capital Corp.	3,792
	288	National City Corp.	9,953
	100	National Health Investors, Inc. (R)	2,667
	46	Nationwide Financial Services, Inc. Class A	1,756
	178	Nationwide Health Properties, Inc. (R)	4,000
	45	New Century Financial Corp. (R)	2,293
	191	New Plan Excel Realty Trust (R)	5,146
	167	Novastar Financial, Inc. (R)	6,146
	50	Pan Pacific Retail Properties, Inc. (R)	3,193
	118	ProLogis Trust (R)	4,819
	228	Providian Financial Corp. (NON)	4,063
	104	Public Storage, Inc. (R)	6,254
	62	R&G Financial Corp. Class B (Puerto Rico)	894
	196	RAIT Investment Trust (R)	5,606
	164	Realty Income Corp. (R)	4,038
	155	Reckson Associates Realty Corp. (R)	4,896
	356	S&P 500 Index Depositary Receipts (SPDR Trust Series 1)	42,535
	319	Saxon Capital, Inc. (R)	5,401
	195	Senior Housing Properties Trust (R)	3,508
	177	Simon Property Group, Inc. (R)	12,163
	89	SL Green Realty Corp. (R)	5,514
	176	Spirit Finance Corp.	1,936
	1,497	streetTRACKS Dow Jones Stoxx 50 Fund	54,865
	126	Tanger Factory Outlet Centers (R)	3,050
	344	U.S. Bancorp	10,090
	223	UICI	5,608
	139	Urstadt Biddle Properties, Inc. Class A (R)	2,288
	48	Value Line, Inc.	1,743
	184	Ventas, Inc. (R)	5,251
	133	Vornado Realty Trust (R)	10,467
	72	Westcorp	3,488
	221	Winston Hotels, Inc. (R)	2,321
	168	Zenith National Insurance Corp.	10,643
			731,861
	Health Care (1.9%)
	241	Abbott Laboratories	11,626
	46	Aetna, Inc.	3,588
	151	Alpharma, Inc. Class A	1,943
	34	Bausch & Lomb, Inc.	2,655
	141	Becton, Dickinson and Co.	8,100
	381	Bristol-Myers Squibb Co.	9,662
	173	Computer Programs & Systems, Inc.	5,861
	64	Coventry Health Care, Inc. (NON)	4,456
	316	eResearch Technology, Inc. (NON)	3,868
	46	Genesis HealthCare Corp. (NON)	2,001
	284	Johnson & Johnson	19,056
	379	Merck & Co., Inc.	12,295
	266	Pfizer, Inc.	7,421
	242	UnitedHealth Group, Inc.	11,756
	67	West Pharmaceutical Services, Inc.	1,865
			106,153
	Technology (2.6%)
	280	Adobe Systems, Inc.	9,257
	291	Agere Systems, Inc. (NON)	3,954
	251	Autodesk, Inc.	9,935
	886	Brocade Communications Systems, Inc. (NON)	3,464
	661	Cisco Systems, Inc. (NON)	12,810
	87	Dell, Inc. (NON)	3,470
	35	FEI Co. (NON)	729
	231	Freescale Semiconductor, Inc. Class B (NON)	4,666
	537	Hewlett-Packard Co.	12,088
	724	Intel Corp.	19,497
	200	Inter-Tel, Inc.	4,106
	21	j2 Global Communications, Inc. (NON)	737
	40	Linear Technology Corp.	1,499
	73	McAfee, Inc. (NON)	2,094
	666	Microsoft Corp.	17,183
	595	Motorola, Inc.	10,335
	9	National Semiconductor Corp.	181
	373	PerkinElmer, Inc.	7,135
	265	Qualcomm, Inc.	9,874
	151	SpectraLink Corp.	1,740
	346	Symantec Corp. (NON)	7,823
	53	Veeco Instruments, Inc. (NON)	799
			143,376
	Transportation (0.4%)
	59	Arkansas Best Corp.	1,931
	16	Burlington Northern Santa Fe Corp.	791
	39	FedEx Corp.	3,487
	359	J. B. Hunt Transport Services, Inc.	7,209
	163	Norfolk Southern Corp.	5,203
	29	Overseas Shipholding Group	1,772
			20,393
	Utilities & Power (0.6%)
	220	Cleco Corp.	4,596
	13	Energen Corp.	847
	144	Equitable Resources, Inc.	9,153
	186	National Fuel Gas Co.	5,208
	83	ONEOK, Inc.	2,561
	97	PG&E Corp.	3,470
	85	TXU Corp.	6,824
	52	WGL Holdings, Inc.	1,692
			34,351
		Total Common stocks (cost $1,344,408)	$1,448,716
	Foreign government bonds and notes (17.3%) (a)
	Principal amount		Value
EUR	52,000	Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	$67,217
CAD	100,000	Canada Housing Trust govt. guaranty 5.1s, 2007	83,350
DKK	149,000	Denmark (Kingdom of) bonds 6s, 2009	28,266
EUR	63,000	France (Government of) bonds 5 1/2s, 2029	98,391
EUR	52,974	France (Government of) bonds 4s, 2013	69,620
EUR	50,000	Germany (Federal Republic of) bonds 5s, 2012	69,446
EUR	180,000	Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	235,562
EUR	70,000	Netherlands (Government of) bonds 5s, 2012	97,527
EUR	26,000	Spain (Government of) bonds 6.15s, 2013	38,841
SEK	125,000	Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	21,557
GBP	10,000	United Kingdom treasury bonds 4 1/4s, 2036	18,004
GBP	69,000	United Kingdom treasury bonds 7 1/2s, 2006	131,648
		Total Foreign government bonds and notes (cost $935,779)	$959,429
	U.S. Government and Agency Mortgage Obligations (5.9%) (a)
	Principal amount		Value
	$22,127	Federal Home Loan Mortgage Corporation 6 1/2s, October 1, 2034	$22,993
		Federal National Mortgage Association Pass-Through Certificates
	290,303	6 1/2s, with due dates from May 1, 2032 to August 1, 2034	301,941
			324,934
		Total U.S. Government and Agency Mortgage Obligations (cost $327,498)	$324,934
	U.S. Treasury Obligations (3.3%) (a)
	Principal amount		Value
	$89,000	U.S. Treasury Bonds 6 1/4s, May 15, 2030	$113,892
		U.S. Treasury Notes
	49,000	4 1/4s, August 15, 2013	50,118
	22,000	3 1/2s, November 15, 2009	21,797
		Total U.S. Treasury Obligations (cost $176,158)	$185,807
	Collateralized mortgage obligations (3.2%) (a)
	Principal amount		Value
	$6,000	Chase Commercial Mortgage Securities Corp. 144A Ser. 98-1, Class H, 6.34s, 2030	$5,286
	7,000	CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035	7,681
		Fannie Mae
	695	Ser. 02-T12, Class A4, 9 1/2s, 2042	757
	2,945	Ser. 02-T4, Class A4, 9 1/2s, 2041	3,202
	1,217	Ser. 02-T6, Class A3, 9 1/2s, 2041	1,322
	5,648	Ser. 05-W1, Class 1A4, 7 1/2s, 2044	6,058
	4,352	Ser. 04-W12, Class 1A4, 7 1/2s, 2044	4,669
	937	Ser. 04-W14, Class 2A, 7 1/2s, 2044	1,007
	2,212	Ser. 04-W8, Class 3A, 7 1/2s, 2044	2,375
	5,510	Ser. 04-W11, Class 1A4, 7 1/2s, 2044	5,912
	2,048	Ser. 04-T2, Class 1A4, 7 1/2s, 2043	2,202
	30,257	Ser. 03-W1, Class 2A, 7 1/2s, 2042	32,265
	473	Ser. 03-W4, Class 4A, 7 1/2s, 2042	505
	5,376	Ser. 02-T18, Class A4, 7 1/2s, 2042	5,755
	1,197	Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,281
	14,242	Ser. 02-T16, Class A3, 7 1/2s, 2042	15,242
	4,590	Ser. 02-W6, Class 2A, 7 1/2s, 2042	4,905
	4,518	Ser. 02-W4, Class A5, 7 1/2s, 2042	4,831
	1,711	Ser. 01-T12, Class A2, 7 1/2s, 2041	1,826
	6,402	Ser. 01-T7, Class A1, 7 1/2s, 2041	6,812
	262	Ser. 01-T3, Class A1, 7 1/2s, 2040	279
	273	Ser. 01-T1, Class A1, 7 1/2s, 2040	291
	401	Ser. 99-T2, Class A1, 7 1/2s, 2039	428
	2,729	Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,915
	1,106	Ser. 02-W7, Class A5, 7 1/2s, 2029	1,183
	550	Ser. 01-T4, Class A1, 7 1/2s, 2028	590
	662	Ser. 02-W3, Class A5, 7 1/2s, 2028	707
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
	653	Ser. T-42, Class A6, 9 1/2s, 2042	711
	9,874	Ser. T-60, Class 1A3, 7 1/2s, 2044	10,528
	7,362	Ser. T-57, Class 1A3, 7 1/2s, 2043	7,885
	30,873	Ser. T-51, Class 2A, 7 1/2s, 2042	32,899
	1,299	Ser. T-42, Class A5, 7 1/2s, 2042	1,388
	1,039	Ser. T-41, Class 3A, 7 1/2s, 2032	1,108
	4,000	LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035	2,944
		Total Collateralized mortgage obligations (cost $177,863)	$177,749
	Asset-backed securities (2.6%) (a)
	Principal amount		Value
	$14,585	American Home Mortgage Investment Trust FRB Ser. 04-3, Class 3A, 3.71s, 2034	$14,453
		Bear Stearns Alternate Trust
	1,578	Ser. 04-11, Class 2A2, 4.957s, 2034	1,594
	14,917	Ser. 04-12, Class 2A2, 5.1s, 2035	15,104
	8,504	Ser. 05-3, Class 2A1, 5.064s, 2035	8,614
	11,851	Ser. 05-4, Class 22A2, 5.27s, 2035	12,044
	5,339	Bombardier Capital Mortgage Securitization Corp. Ser. 01-A, Class A, 6.805s, 2030	5,612
	65,000	Countrywide Alternative Loan Trust Ser. 05-24, Class IIAX, PO, 1.42s, 2035	2,458
	41,080	Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.247s, 2035	1,412
	73,000	Countrywide Home Loans Ser. 05-9, Class 1X, IO, 0.655s, 2035	2,623
	1,374	First Consumers Master Trust FRN Ser. 01-A, Class A, 3.4s, 2008	1,363
	63,000	Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, PO, 2.69s, 2045	2,520
	5,000	Metris Master Trust 144A FRN Ser. 00-3, Class C, 4.47s, 2009	5,008
	2,375	Residential Accredit Loans, Inc. Ser. 04-QA5, Class A2, 4.986s, 2034	2,400
		Structured Adjustable Rate Mortgage Loan Trust
	3,489	Ser. 04-16, Class 1A2, 5.028s, 2034	3,531
	39,206	Ser. 05-1, Class 1A1, 5.155s, 2035	39,720
	24,010	Ser. 05-7, Class 1A3, 5.413s, 2035	24,414
	3,000	WFS Financial Owner Trust Ser. 05-1, Class D, 4 1/4s, 2012	2,971
		Total Asset-backed securities (cost $146,187)	$145,841
	Short-term investments (2.6%) (a)
	Principal amount		Value
	$142,845	Putnam Prime Money Market Fund (e)	$142,845
		Total Short-term investments (cost $142,845)	$142,845
		Total Investments (cost $5,295,829) (b)	$5,426,505

Putnam Income Opportunities Fund
Forward currency contracts to buy at May 31, 2005 (Unaudited)
(aggregate face value $472,421)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$74,906	$75,491	7/20/05	$(585)
British Pound	24,403	24,422	6/15/05	(19)
Japanese Yen	349,365	356,031	8/17/05	(6,666)
New Zealand Dollar	2,178	2,173	7/20/05	5
South Korean Won	14,203	14,304	8/17/05	(101)

				$(7,366)

Putnam Income Opportunities Fund
Forward currency contracts to sell at May 31, 2005 (Unaudited)
(aggregate face value 874,618)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$55,953	$56,386	7/20/05	$433
British Pound	26,224	27,360	6/15/05	1,136
Canadian Dollar	47,175	48,464	7/20/05	1,289
Danish Krone	17,330	18,451	6/15/05	1,121
Euro	598,488	636,235	6/15/05	37,747
Swedish Krona	12,191	13,133	6/15/05	942
Swiss Franc	69,400	74,589	6/15/05	5,189

				$47,857

Putnam Income Opportunities Fund
Futures contracts outstanding at May 31, 2005 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	1	$240,663	Sep-05	$10
Euro 90 day (Short)	1	240,300	Dec-05	(40)
Euro 90 day (Short)	1	131,892	Jun-05	(977)
Japanese Government Bond - Mini 10 yr (Long)	1	130,596	Jun-05	2,929
Russell 2000 Index Mini (Short)	2	123,460	Jun-05	3,096
S&P 500 Mini Index (Long)	2	119,225	Jun-05	(1,924)
U.K. Gilt (Short)	1	217,378	Dec-05	(18)
U.S. Treasury Note 10 yr (Long)	1	113,266	Sep-05	490
U.S. Treasury Note 5 yr (Short)	4	435,063	Sep-05	(1,198)

				$2,368

Putnam Income Opportunities Fund

Interest rate swap contracts outstanding at May 31, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with UBS AG dated April 4, 2005 to pay quarterly the notional amount multiplied by 2.61% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR 300,000	4/6/07	$(9,811)
Agreement with UBS AG dated April 25, 2005 to pay annually the notional amount multiplied by 2.974% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR 70,000	4/27/10	(2,576)
Agreement with UBS AG dated April 25, 2005 to receive annually the notional amount multiplied by 2.453% and pay semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR 40,000	4/27/07	(806)
Agreement with UBS AG dated April 25, 2005 to receive annually the notional amount multiplied by 3.563% and pay semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR 30,000	4/27/15	(44)

			(13,237)

Putnam Income Opportunities Fund

Total return swap contracts outstanding at May 31, 2005 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	(depreciation)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	$31,000	11/1/05	$(19)

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	11,000	11/1/05	(16)

			$(35)

Putnam Income Opportunities Fund

Credit default contracts outstanding at May 31, 2005 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Lehman Brothers Special Financing, Inc. effective April 26, 2005, maturing on June 20, 2010, to pay quarterly 40 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	$16,000	$123

Agreement with Lehman Brothers Special Financing, Inc. effective April 26 2005, maturing on June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 56 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index 7-10% tranche.	16,000	(17)

		$106

	NOTES

(a)	Percentages indicated are based on net assets of $5,547,075.

(b)

The aggregate identified cost on a tax basis is $5,295,507, resulting in gross unrealized appreciation and depreciation of $193,932 and $62,934, respectively, or net unrealized appreciation of $130,998.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2005.

(R)	Real Estate Investment Trust.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $999 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $251,274 and $233,083, respectively.

	At May 31, 2005, liquid assets totaling $58,000 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at May 31, 2005: (as a percentage of Portfolio Value)

	Austria	2.2%
	Canada	1.5
	Denmark	0.5
	France	3.1
	Germany	6.8
	Ireland	6.9
	Netherlands	1.8
	Spain	0.7
	Sweden	0.5
	United Kingdom	2.8
	United States	72.5
	Other	0.7
	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

	Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005